Consolidated schedule of investments
Macquarie VIP High Income Series
September 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 5.80%
720 East CLO Series 2022-1A ER 144A 10.225% (TSFR03M + 5.90%, Floor 5.90%) 1/20/38 #, •	1,000,000	$ 1,005,330
ABPCI Direct Lending Fund CLO II
Series 2017-1A DRR 144A 8.475% (TSFR03M + 4.15%, Floor 4.15%) 7/20/37 #, •	250,000	250,517
Series 2017-1A ERR 144A 11.825% (TSFR03M + 7.50%, Floor 7.50%) 7/20/37 #, •	600,000	588,946

AGL CLO 3 Series 2020-3A ER 144A 9.568% (TSFR03M + 5.25%, Floor 5.25%) 4/15/38 #, •	1,000,000	944,502
AGL CLO 32 Series 2024-32A E 144A 10.075% (TSFR03M + 5.75%, Floor 5.75%) 7/21/37 #, •	550,000	552,165
AIMCO CLO 15 Series 2021-15A ER 144A 8.922% (TSFR03M + 4.60%, Floor 4.60%) 4/17/38 #, •	650,000	648,367
AIMCO CLO 18 Series 2022-18A ER 144A 9.825% (TSFR03M + 5.50%, Floor 5.50%) 7/20/37 #, •	300,000	300,658
AIMCO CLO 19 Series 2024-19A E 144A 9.325% (TSFR03M + 5.00%, Floor 5.00%) 10/20/37 #, •	600,000	593,965
ARES Loan Funding III Series 2022-ALF3A ER 144A 10.418% (TSFR03M + 6.10%, Floor 6.10%) 7/25/36 #, •	500,000	499,779
Atlas Senior Loan Fund XX Series 2022-20A D1R 144A 8.175% (TSFR03M + 3.85%, Floor 3.85%) 10/19/37 #, •	1,000,000	1,004,289
Bain Capital Credit CLO Series 2017-2A ER3 144A 11.658% (TSFR03M + 7.34%, Floor 7.34%) 7/25/37 #, •	550,000	549,088
Ballyrock CLO 18 Series 2021-18A DR 144A 10.068% (TSFR03M + 5.75%, Floor 5.75%) 4/15/38 #, •	1,000,000	981,362
Ballyrock CLO 25 Series 2023-25A DR 144A 9.118% (TSFR03M + 4.80%, Floor 4.80%) 1/25/38 #, •	1,000,000	999,362
	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)
Barings CLO
Series 2018-2A ER 144A 11.218% (TSFR03M + 6.90%, Floor 6.90%) 7/15/36 #, •	550,000	$ 548,171
Series 2024-2A E 144A 10.218% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •	600,000	598,411
Series 2024-5A D2 144A 8.418% (TSFR03M + 4.10%, Floor 4.10%) 7/15/38 #, •	1,000,000	1,003,842
BBAM US CLO III
Series 2023-3A D 144A 12.918% (TSFR03M + 8.60%, Floor 8.60%) 10/15/38 #, •	1,200,000	1,195,500
Series 2023-3A DR 144A 9.142% (TSFR03M + 5.20%, Floor 5.20%) 10/15/38 #, •	1,200,000	1,200,000

Bear Mountain Park CLO Series 2022-1A ER 144A 10.268% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	450,000	450,146
Benefit Street Partners CLO Series 2015-6BR ER 144A 9.075% (TSFR03M + 4.75%, Floor 4.75%) 4/20/38 #, •	875,000	857,027
Benefit Street Partners CLO XII-B Series 2017-12BRA E 144A 10.568% (TSFR03M + 6.25%, Floor 6.25%) 10/15/37 #, •	750,000	750,670
Brookhaven Park CLO Series 2024-1A E 144A 10.825% (TSFR03M + 6.50%, Floor 6.50%) 4/19/37 #, •	1,250,000	1,245,827
Carlyle US CLO
Series 2021-11A ER 144A 10.818% (TSFR03M + 6.50%, Floor 6.50%) 7/25/37 #, •	550,000	548,810
Series 2024-1A E 144A 11.238% (TSFR03M + 6.92%, Floor 6.92%) 4/15/37 #, •	1,000,000	1,001,872
Series 2024-5A E 144A 9.968% (TSFR03M + 5.65%, Floor 5.65%) 10/25/36 #, •	550,000	551,217

CBAMR Series 2021-15A ER 144A 9.825% (TSFR03M + 5.50%, Floor 5.50%) 1/20/38 #, •	1,000,000	983,891
Cedar Funding IX CLO Series 2018-9A ER 144A 11.855% (TSFR03M + 7.53%, Floor 7.53%) 7/20/37 #, •	1,000,000	1,010,103
NQ- IV093 [0925] 1125 (4967888)    1

Consolidated schedule of investments
Macquarie VIP High Income Series
	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)

Clover CLO Series 2021-3A ER 144A 9.218% (TSFR03M + 4.90%, Floor 4.90%) 1/25/35 #, •	1,000,000	$ 997,117
Dryden CLO 109 Series 2022-109A ER 144A 9.668% (TSFR03M + 5.35%, Floor 5.35%) 4/15/38 #, •	1,000,000	999,351
Elmwood CLO 17 Series 2022-4A ER 144A 10.022% (TSFR03M + 5.70%, Floor 5.70%) 7/17/37 #, •	550,000	550,205
Elmwood CLO IX Series 2021-2A ER 144A 8.975% (TSFR03M + 4.65%, Floor 4.65%) 4/20/38 #, •	700,000	690,490
Empower CLO Series 2022-1A ER 144A 10.225% (TSFR03M + 5.90%, Floor 5.90%) 10/20/37 #, •	1,000,000	1,007,104
Golub Capital Partners CLO 62B Series 2022-62A ER 144A 10.718% (TSFR03M + 6.40%, Floor 6.40%) 10/15/37 #, •	350,000	350,734
Golub Capital Partners CLO 76 B Series 2024-76A E 144A 10.068% (TSFR03M + 5.75%, Floor 5.75%) 10/25/37 #, •	350,000	349,703
Invesco US CLO
Series 2023-4A E 144A 12.339% (TSFR03M + 8.01%, Floor 8.01%) 1/18/37 #, •	400,000	401,546
Series 2024-3A E 144A 10.825% (TSFR03M + 6.50%, Floor 6.50%) 7/20/37 #, •	1,250,000	1,247,221

KKR CLO 27 Series 27A ER2 144A 10.568% (TSFR03M + 6.25%, Floor 6.25%) 1/15/35 #, •	1,000,000	964,517
Madison Park Funding XXX Series 2018-30A ER 144A 10.718% (TSFR03M + 6.40%, Floor 6.40%) 7/16/37 #, •	600,000	599,444
Magnetite XLV Series 2025-45A E 144A 8.785% (TSFR03M + 4.50%, Floor 4.50%) 4/15/38 #, •	1,000,000	995,475
Morgan Stanley Eaton Vance CLO Series 2025-21A E 144A 8.815% (TSFR03M + 4.70%, Floor 4.70%) 4/15/38 #, •	440,000	436,008
Neuberger Berman CLO XX Series 2015-20A ER3 144A 9.068% (TSFR03M + 4.75%, Floor 4.75%) 4/15/39 #, •	1,250,000	1,246,861
	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)
Oaktree CLO
Series 2019-3A ER2 144A 11.075% (TSFR03M + 6.75%, Floor 6.75%) 1/20/38 #, •	1,000,000	$ 995,527
Series 2020-1A ERR 144A 9.318% (TSFR03M + 5.00%, Floor 5.00%) 1/15/38 #, •	1,000,000	999,355

OCP CLO Series 2019-17A ER2 144A 10.575% (TSFR03M + 6.25%, Floor 6.25%) 7/20/37 #, •	1,050,000	1,061,567
OFSI BSL XIV CLO Series 2024-14A E 144A 12.065% (TSFR03M + 7.74%, Floor 7.74%) 7/20/37 #, •	600,000	598,985
OHA Credit Funding
Series 2021-9A ER 144A 9.825% (TSFR03M + 5.50%, Floor 5.50%) 10/19/37 #, •	775,000	786,883
Series 2022-11A ER 144A 9.725% (TSFR03M + 5.40%, Floor 5.40%) 7/19/37 #, •	650,000	657,437

Palmer Square CLO Series 2024-2A D2 144A 8.675% (TSFR03M + 4.35%, Floor 4.35%) 7/20/37 #, •	1,000,000	1,002,857
Park Blue CLO Series 2022-1A ER 144A 11.415% (TSFR03M + 7.09%, Floor 7.09%) 10/20/37 #, •	650,000	650,006
RR Series 2024-28RA DR 144A 11.318% (TSFR03M + 7.00%, Floor 7.00%) 4/15/37 #, •	600,000	598,947
Silver Point CLO 5 Series 2024-5A E 144A 10.725% (TSFR03M + 6.40%, Floor 6.40%) 10/20/37 #, •	900,000	901,215
Sound Point CLO Series 2025-1RA E 144A 11.784% (TSFR03M + 7.58%, Floor 7.58%) 2/20/38 #, •	500,000	499,467
Storm King Park CLO Series 2022-1A ER 144A 10.468% (TSFR03M + 6.15%, Floor 6.15%) 10/15/37 #, •	850,000	849,915
Symphony CLO 39 Series 2023-39A ER 144A 9.818% (TSFR03M + 5.50%, Floor 5.50%) 1/25/38 #, •	1,250,000	1,249,030
TCW CLO
Series 2022-1A ER 144A 10.825% (TSFR03M + 6.50%, Floor 6.50%) 1/20/38 #, •	750,000	751,609

2    NQ- IV093 [0925] 1125 (4967888)

	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)
TCW CLO
Series 2024-2A E 144A 11.572% (TSFR03M + 7.25%, Floor 7.25%) 7/17/37 #, •	700,000	$ 701,249
Series 2024-3A E 144A 10.925% (TSFR03M + 6.60%, Floor 6.60%) 10/20/37 #, •	700,000	700,797

Wellfleet CLO Series 2022-1A ER 144A 12.068% (TSFR03M + 7.75%, Floor 7.75%) 7/15/37 #, •	700,000	677,434
Total Collateralized Loan Obligations (cost $45,743,363)		45,381,873

Convertible Bond — 0.56%
Leisure — 0.56%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>, π	3,900,856	4,412,881
Total Convertible Bond (cost $3,861,194)		4,412,881

Corporate Bonds — 79.91%
Automotive — 4.42%
Allison Transmission 144A 3.75% 1/30/31 #	6,885,000	6,366,195
American Axle & Manufacturing 144A 7.75% 10/15/33 #	857,000	864,217
Clarios Global
144A 6.75% 2/15/30 #	2,984,000	3,084,874
144A 6.75% 9/15/32 #	1,965,000	2,009,773

Garrett Motion Holdings 144A 7.75% 5/31/32 #	5,970,000	6,267,324
Goodyear Tire and Rubber 6.625% 7/15/30	2,695,000	2,736,622
Nissan Motor 144A 8.125% 7/17/35 #	3,110,000	3,340,513
Phinia 144A 6.625% 10/15/32 #	1,948,000	2,009,397
Wand NewCo 3 144A 7.625% 1/30/32 #	3,798,000	4,004,611
ZF North America Capital 144A 7.50% 3/24/31 #	3,930,000	3,905,699
		34,589,225
Banking — 2.49%
Banco Santander 8.00% 2/1/34 μ, ψ	5,800,000	6,399,233
Bank of Montreal 7.70% 5/26/84 μ	2,850,000	3,032,012
Barclays 9.625% 12/15/29 μ, ψ	5,415,000	6,157,245
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Royal Bank of Canada 6.50% 11/24/85 μ	3,930,000	$ 3,895,349
		19,483,839
Basic Industry — 5.50%
AmeriTex HoldCo Intermediate 144A 7.625% 8/15/33 #	3,865,000	4,026,300
Arsenal AIC Parent 144A 8.00% 10/1/30 #	2,340,000	2,480,510
Cleveland-Cliffs
144A 7.00% 3/15/32 #	3,285,000	3,321,841
144A 7.625% 1/15/34 #	2,420,000	2,495,165

Constellium 144A 6.375% 8/15/32 #	1,660,000	1,698,170
Fortescue Treasury 144A 5.875% 4/15/30 #	3,340,000	3,425,618
K Hovnanian Enterprises 144A 8.375% 10/1/33 #	2,740,000	2,810,903
Mineral Resources 144A 9.25% 10/1/28 #	1,105,000	1,159,210
NOVA Chemicals 144A 9.00% 2/15/30 #	3,950,000	4,239,910
Olympus Water US Holding
144A 7.25% 6/15/31 #	750,000	760,808
144A 7.25% 2/15/33 #	4,000,000	4,006,666
144A 9.75% 11/15/28 #	4,136,000	4,343,317

Quikrete Holdings 144A 6.75% 3/1/33 #	3,985,000	4,146,188
Standard Building Solutions 144A 6.50% 8/15/32 #	4,030,000	4,138,995
		43,053,601
Capital Goods — 6.59%
Amentum Holdings 144A 7.25% 8/1/32 #	3,275,000	3,403,252
Arcosa 144A 6.875% 8/15/32 #	2,025,000	2,116,769
Bombardier
144A 7.00% 6/1/32 #	185,000	193,590
144A 7.25% 7/1/31 #	1,905,000	2,021,743
144A 8.75% 11/15/30 #	3,370,000	3,638,394

Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	2,415,000	2,483,086
Esab 144A 6.25% 4/15/29 #	4,000,000	4,114,212
Goat Holdco 144A 6.75% 2/1/32 #	1,915,000	1,964,588
Manitowoc 144A 9.25% 10/1/31 #	2,035,000	2,137,691
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	2,725,000	2,755,119
144A 9.25% 4/15/27 #	3,495,000	3,505,950
NQ- IV093 [0925] 1125 (4967888)    3

Consolidated schedule of investments
Macquarie VIP High Income Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Sealed Air
144A 6.50% 7/15/32 #	1,445,000	$ 1,497,770
144A 7.25% 2/15/31 #	975,000	1,024,304

Terex 144A 6.25% 10/15/32 #	3,885,000	3,960,820
Toucan FinCo 144A 9.50% 5/15/30 #	2,075,000	2,034,600
TransDigm
144A 6.625% 3/1/32 #	3,260,000	3,360,392
144A 6.875% 12/15/30 #	6,450,000	6,688,843
Trivium Packaging Finance
144A 8.25% 7/15/30 #	850,000	907,459
144A 12.25% 1/15/31 #	3,497,000	3,788,251
		51,596,833
Consumer Goods — 1.21%
Cerdia Finanz 144A 9.375% 10/3/31 #	4,105,000	4,356,431
Fiesta Purchaser
144A 7.875% 3/1/31 #	1,919,000	2,027,669
144A 9.625% 9/15/32 #	2,860,000	3,094,783
		9,478,883
Electric — 2.81%
Lightning Power 144A 7.25% 8/15/32 #	4,895,000	5,185,964
NRG Energy 144A 6.25% 11/1/34 #	4,090,000	4,195,178
Vistra
144A 7.00% 12/15/26 #, μ, ψ	8,025,000	8,153,400
144A 8.00% 10/15/26 #, μ, ψ	3,650,000	3,736,188

XPLR Infrastructure Operating Partners 144A 8.375% 1/15/31 #	730,000	765,609
		22,036,339
Energy — 10.60%
Archrock Partners 144A 6.625% 9/1/32 #	3,970,000	4,075,312
Civitas Resources 144A 9.625% 6/15/33 #	3,645,000	3,852,791
Crescent Energy Finance 144A 8.375% 1/15/34 #	1,749,000	1,773,604
Genesis Energy
7.75% 2/1/28	1,975,000	1,990,423
7.875% 5/15/32	940,000	981,129

Gulfport Energy Operating 144A 6.75% 9/1/29 #	4,050,000	4,161,147
Hilcorp Energy I
144A 6.00% 2/1/31 #	2,248,000	2,173,389
144A 6.25% 4/15/32 #	2,665,000	2,558,503
144A 7.25% 2/15/35 #	4,015,000	3,926,516

Matador Resources 144A 6.25% 4/15/33 #	2,870,000	2,890,661
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Nabors Industries
144A 8.875% 8/15/31 #	778,000	$ 725,151
144A 9.125% 1/31/30 #	1,475,000	1,535,121

NGL Energy Operating 144A 8.375% 2/15/32 #	3,860,000	3,958,646
Noble Finance II 144A 8.00% 4/15/30 #	3,040,000	3,148,844
NuStar Logistics
6.00% 6/1/26	4,126,000	4,151,928
6.375% 10/1/30	3,742,000	3,878,055
Permian Resources Operating
144A 7.00% 1/15/32 #	1,490,000	1,546,453
144A 9.875% 7/15/31 #	690,000	751,074

SESI 144A 7.875% 9/30/30 #	785,000	785,981
SM Energy 144A 7.00% 8/1/32 #	1,771,000	1,773,658
Sunoco 144A 7.25% 5/1/32 #	2,210,000	2,320,988
Transocean International
144A 7.875% 10/15/32 #	1,008,000	1,008,000
144A 8.00% 2/1/27 #	2,281,000	2,279,574
144A 8.50% 5/15/31 #	1,845,000	1,809,504
USA Compression Partners
6.875% 9/1/27	5,090,000	5,092,036
144A 7.125% 3/15/29 #	1,550,000	1,599,637

Venture Global LNG 144A 9.875% 2/1/32 #	5,420,000	5,904,267
Venture Global Plaquemines LNG 144A 7.75% 5/1/35 #	2,630,000	2,970,147
Vital Energy 144A 7.875% 4/15/32 #	3,855,000	3,744,833
Weatherford International 144A 8.625% 4/30/30 #	5,505,000	5,631,373
		82,998,745
Financial Services — 6.49%
Air Lease 4.65% 6/15/26 μ, ψ	3,715,000	3,672,173
Atlanticus Holdings 144A 9.75% 9/1/30 #	775,000	770,738
Azorra Finance 144A 7.75% 4/15/30 #	4,195,000	4,427,483
Block 6.50% 5/15/32	2,955,000	3,060,762
California Buyer 144A 6.375% 2/15/32 #	2,768,000	2,839,002
CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #	3,927,000	3,946,359
Focus Financial Partners 144A 6.75% 9/15/31 #	3,930,000	4,027,672
FTAI Aviation Investors 144A 7.00% 6/15/32 #	3,990,000	4,179,114
Jefferies Finance
144A 5.00% 8/15/28 #	2,165,000	2,093,533
144A 6.625% 10/15/31 #	4,000,000	4,029,795

4    NQ- IV093 [0925] 1125 (4967888)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Financial Services (continued)
OneMain Finance
6.625% 5/15/29	2,811,000	$ 2,892,859
7.125% 9/15/32	947,000	979,471
PennyMac Financial Services
144A 6.875% 5/15/32 #	1,915,000	1,985,821
144A 6.875% 2/15/33 #	2,800,000	2,894,814

Rocket 144A 6.375% 8/1/33 #	3,860,000	3,988,785
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	825,000	853,828
144A 7.125% 8/10/34 #, μ, ψ	2,900,000	2,987,003

UWM Holdings 144A 6.625% 2/1/30 #	1,129,000	1,149,506
		50,778,718
Healthcare — 5.37%
1261229 BC 144A 10.00% 4/15/32 #	1,705,000	1,749,061
AthenaHealth Group 144A 6.50% 2/15/30 #	2,060,000	2,044,906
Avantor Funding 144A 3.875% 11/1/29 #	4,315,000	4,107,470
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	1,996,000	1,951,039
CHS
144A 5.25% 5/15/30 #	1,600,000	1,448,879
144A 6.125% 4/1/30 #	978,000	710,233
144A 6.875% 4/15/29 #	980,000	780,002
144A 9.75% 1/15/34 #	2,840,000	2,913,130
DaVita
144A 3.75% 2/15/31 #	2,425,000	2,222,775
144A 4.625% 6/1/30 #	1,475,000	1,414,818

Global Medical Response 144A 7.375% 10/1/32 #	2,238,000	2,304,995
IQVIA 144A 6.25% 6/1/32 #	2,000,000	2,058,782
LifePoint Health 144A 11.00% 10/15/30 #	1,730,000	1,908,894
Medline Borrower 144A 5.25% 10/1/29 #	2,925,000	2,901,873
Organon & Co. 144A 5.125% 4/30/31 #	4,595,000	4,029,098
Paradigm Parent and Paradigm Parent CO-Issuer 144A 8.75% 4/17/32 #	830,000	807,175
Radiology Partners 144A 8.50% 7/15/32 #	1,265,000	1,310,649
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	3,180,000	3,275,934
Surgery Center Holdings 144A 7.25% 4/15/32 #	4,010,000	4,124,269
		42,063,982
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance — 3.68%
Ardonagh Finco 144A 7.75% 2/15/31 #	4,595,000	$ 4,811,742
Howden UK Refinance
144A 7.25% 2/15/31 #	2,540,000	2,617,091
144A 8.125% 2/15/32 #	2,325,000	2,414,275
HUB International
144A 7.25% 6/15/30 #	1,880,000	1,962,100
144A 7.375% 1/31/32 #	3,810,000	3,969,883

Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	5,715,000	6,008,894
Panther Escrow Issuer 144A 7.125% 6/1/31 #	3,905,000	4,064,394
USI 144A 7.50% 1/15/32 #	2,845,000	2,987,046
		28,835,425
Leisure — 4.10%
Caesars Entertainment
144A 6.50% 2/15/32 #	1,900,000	1,939,165
144A 7.00% 2/15/30 #	2,675,000	2,753,223
Carnival
144A 5.875% 6/15/31 #	1,235,000	1,266,348
144A 6.00% 5/1/29 #	4,306,000	4,373,027
144A 6.125% 2/15/33 #	2,919,000	2,993,919

Life Time 144A 6.00% 11/15/31 #	4,075,000	4,142,824
Light & Wonder International 144A 7.25% 11/15/29 #	1,880,000	1,930,847
Lindblad Expeditions 144A 7.00% 9/15/30 #	773,000	788,394
Mohegan Tribal Gaming Authority 144A 8.25% 4/15/30 #	1,041,000	1,082,416
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	4,964,000	5,061,612
Six Flags Entertainment 144A 6.625% 5/1/32 #	2,945,000	3,002,333
Voyager Parent 144A 9.25% 7/1/32 #	2,650,000	2,804,124
		32,138,232
Media — 8.13%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	1,950,000	1,680,181
AMC Networks 144A 10.25% 1/15/29 #	1,835,000	1,935,237
Arches Buyer 144A 6.125% 12/1/28 #	2,374,000	2,329,326
CCO Holdings
144A 4.50% 8/15/30 #	2,924,000	2,763,457
144A 4.75% 2/1/32 #	3,290,000	3,045,279
144A 6.375% 9/1/29 #	6,850,000	6,949,743

Cimpress 144A 7.375% 9/15/32 #	2,850,000	2,843,629
NQ- IV093 [0925] 1125 (4967888)    5

Consolidated schedule of investments
Macquarie VIP High Income Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)

Clear Channel Outdoor Holdings 144A 7.50% 3/15/33 #	2,120,000	$ 2,218,122
CMG Media 144A 8.875% 6/18/29 #	4,406,000	4,050,700
CSC Holdings
144A 4.50% 11/15/31 #	3,015,000	1,963,188
144A 5.00% 11/15/31 #	2,381,000	837,814

Cumulus Media New Holdings 144A 8.00% 7/1/29 #	3,871,000	1,006,383
Directv Financing 144A 8.875% 2/1/30 #	805,000	799,043
Gray Media
144A 4.75% 10/15/30 #	2,665,000	2,048,719
144A 5.375% 11/15/31 #	5,459,000	4,104,526
144A 7.25% 8/15/33 #	1,695,000	1,680,724

McGraw-Hill Education 144A 7.375% 9/1/31 #	4,808,000	4,999,426
Midcontinent Communications 144A 8.00% 8/15/32 #	3,855,000	3,976,637
Snap 144A 6.875% 3/1/33 #	3,965,000	4,057,002
Stagwell Global 144A 5.625% 8/15/29 #	4,180,000	4,064,021
Univision Communications
144A 7.375% 6/30/30 #	4,225,000	4,248,766
144A 9.375% 8/1/32 #	1,947,000	2,076,489
		63,678,412
Non-Electric Utilities — 0.15%
AmeriGas Partners 144A 9.50% 6/1/30 #	1,155,000	1,210,138
		1,210,138
Real Estate — 0.57%
Brandywine Operating Partnership 8.875% 4/12/29	720,000	782,125
Outfront Media Capital 144A 7.375% 2/15/31 #	745,000	786,495
RHP Hotel Properties 144A 7.25% 7/15/28 #	760,000	784,601
Service Properties Trust 8.875% 6/15/32	795,000	800,163
Starwood Property Trust 144A 6.50% 7/1/30 #	1,251,000	1,294,958
		4,448,342
Retail — 4.19%
Asbury Automotive Group 4.75% 3/1/30	4,450,930	4,338,564
Bath & Body Works 6.875% 11/1/35	6,070,000	6,323,131
Beach Acquisition Bidco 144A 10.00% 7/15/33 #	2,660,000	2,875,891
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Retail (continued)
Carvana
PIK 144A 9.00% 6/1/30 #, >	1,501,650	$ 1,572,163
PIK 144A 9.00% 6/1/31 #, >>	1,604,806	1,818,194

eG Global Finance 144A 12.00% 11/30/28 #	690,000	758,859
Lithia Motors
144A 3.875% 6/1/29 #	1,666,000	1,592,572
144A 4.375% 1/15/31 #	1,271,000	1,207,930

Magnera 144A 7.25% 11/15/31 #	2,865,000	2,698,085
Murphy Oil USA 4.75% 9/15/29	985,000	972,623
PetSmart
144A 7.50% 9/15/32 #	1,150,000	1,154,584
144A 10.00% 9/15/33 #	770,000	778,977

Rakuten Group 144A 11.25% 2/15/27 #	1,440,000	1,562,388
Victra Holdings 144A 8.75% 9/15/29 #	4,890,000	5,133,904
		32,787,865
Services — 3.14%
Albion Financing 1 144A 7.00% 5/21/30 #	1,895,000	1,964,736
Herc Holdings
144A 7.00% 6/15/30 #	1,260,000	1,309,822
144A 7.25% 6/15/33 #	865,000	903,663

QXO Building Products 144A 6.75% 4/30/32 #	959,000	995,342
Resideo Funding 144A 6.50% 7/15/32 #	3,412,000	3,501,241
S&S Holdings 144A 8.375% 10/1/31 #	2,865,000	2,811,264
Staples 144A 10.75% 9/1/29 #	3,825,000	3,801,168
Waste Pro USA 144A 7.00% 2/1/33 #	1,950,000	2,024,679
White Cap Buyer 144A 6.875% 10/15/28 #	4,435,000	4,425,862
Williams Scotsman 144A 6.625% 4/15/30 #	2,725,000	2,807,377
		24,545,154
Technology & Electronics — 3.13%
Capstone Borrower 144A 8.00% 6/15/30 #	1,657,000	1,734,864
Cloud Software Group
144A 6.50% 3/31/29 #	1,950,000	1,969,735
144A 9.00% 9/30/29 #	3,730,000	3,873,013

CommScope 144A 8.25% 3/1/27 #	850,000	860,013
CommScope Technologies 144A 5.00% 3/15/27 #	1,275,000	1,266,077
CoreWeave 144A 9.00% 2/1/31 #	770,000	790,119

6    NQ- IV093 [0925] 1125 (4967888)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology & Electronics (continued)
Entegris
144A 4.75% 4/15/29 #	2,121,000	$ 2,105,077
144A 5.95% 6/15/30 #	1,860,000	1,888,337

ION Platform Finance US 144A 7.875% 9/30/32 #	1,400,000	1,390,802
Seagate Data Storage Technology 144A 5.75% 12/1/34 #	2,155,000	2,153,449
UKG 144A 6.875% 2/1/31 #	5,160,000	5,328,164
Zebra Technologies 144A 6.50% 6/1/32 #	1,120,000	1,151,232
		24,510,882
Telecommunications — 6.82%
Connect Finco 144A 9.00% 9/15/29 #	4,480,000	4,715,893
Consolidated Communications 144A 6.50% 10/1/28 #	9,238,000	9,388,117
Digicel International Finance 144A 8.625% 8/1/32 #	1,965,000	2,021,726
Frontier Communications Holdings
5.875% 11/1/29	1,011,498	1,023,017
144A 6.00% 1/15/30 #	8,965,000	9,078,300
144A 6.75% 5/1/29 #	3,287,000	3,322,549

Maya 144A 8.50% 4/15/31 #	5,850,000	6,278,939
Rogers Communications 7.125% 4/15/55 μ	3,405,000	3,611,260
Sable International Finance 144A 7.125% 10/15/32 #	4,100,000	4,166,289
Uniti Group 144A 10.50% 2/15/28 #	1,164,000	1,226,652
Vmed O2 UK Financing I 144A 7.75% 4/15/32 #	3,770,000	3,965,618
VZ Secured Financing 144A 5.00% 1/15/32 #	2,805,000	2,539,684
Windstream Services 144A 7.50% 10/15/33 #	2,070,000	2,070,735
		53,408,779
Transportation — 0.52%
Genesee & Wyoming 144A 6.25% 4/15/32 #	4,005,000	4,074,655
		4,074,655
Total Corporate Bonds (cost $613,602,627)		625,718,049

Loan Agreements — 6.86%
Automotive — 0.45%
Clarios Global 6.913% (SOFR01M + 2.75%) 1/28/32 •	1,510,000	1,509,056
	Principalamount°	Value (US $)

Loan Agreements (continued)
Automotive (continued)
Tenneco Tranche B 9.102% - 9.304% (SOFR03M + 5.10%) 11/17/28 •	2,010,000	$ 1,974,407
		3,483,463
Basic Industry — 0.87%
Form Technologies 10.075% (SOFR03M + 5.75%) 7/19/30 •	1,767,570	1,573,137
Hunter Douglas Holding Tranche B-1 7.252% (SOFR03M + 3.25%) 1/17/32 •	1,833,551	1,835,461
Ineos Quattro Holdings UK Tranche B 8.413% (SOFR01M + 4.25%) 10/7/31 •	1,940,250	1,697,719
Usalco 7.663% (SOFR01M + 3.50%) 9/30/31 •	1,691,634	1,690,577
		6,796,894
Capital Goods — 0.86%
Clydesdale Acquisition Holdings
7.413% (SOFR01M + 3.25%) 4/1/32 •	284	284
Tranche B 7.413% (SOFR01M + 3.25%) 4/1/32 •	541,590	541,313

Lsf12 Crown US Commercial Bidco 7.663% (SOFR01M + 3.50%) 12/2/31 •	2,220,435	2,226,448
SunSource Borrower 8.263% (SOFR01M + 4.10%) 3/25/31 •	3,964,625	3,943,977
		6,712,022
Healthcare — 1.73%
Bausch & Lomb 8.413% (SOFR01M + 4.25%) 1/15/31 •	3,668,533	3,677,704
Cotiviti 7.625% 5/1/31	3,918,000	3,947,385
Heartland Dental 7.913% (SOFR01M + 3.75%) 8/25/32 •	5,905,262	5,902,954
		13,528,043
Leisure — 0.74%
Scientific Games Holdings 7.286% (SOFR03M + 3.00%) 4/4/29 •	5,850,450	5,810,228
		5,810,228
Media — 0.18%
DirectV Financing Tranche B 9.808% (SOFR03M + 5.50%) 2/17/31 •	1,110,200	1,088,459
Univision Communications 1st Lien 8.252% (SOFR03M + 4.25%) 6/24/29 •	339,253	340,101
		1,428,560
NQ- IV093 [0925] 1125 (4967888)    7

Consolidated schedule of investments
Macquarie VIP High Income Series
	Principalamount°	Value (US $)

Loan Agreements (continued)
Retail — 0.28%
Flynn Restaurant Group 7.913% (SOFR01M + 3.75%) 1/28/32 •	2,204,920	$ 2,211,810
		2,211,810
Technology & Electronics — 1.75%
Applied Systems 2nd Lien 8.502% (SOFR03M + 4.50%) 2/23/32 •	3,716,000	3,813,545
Clover Holdings 2 7.75% 12/9/31	4,468,800	4,516,281
Commscope 8.913% (SOFR01M + 4.75%) 12/17/29 •	3,855,000	3,905,115
Icon Parent I 9.205% (SOFR06M + 5.00%) 11/12/32 •	1,442,000	1,462,729
		13,697,670
Total Loan Agreements (cost $53,690,494)		53,668,690
	Number of shares
Common Stocks — 0.66%♣
Consumer Discretionary — 0.42%
ASG Warrant =, †, π	1,200	0
Studio City International Holdings †, π	581,459	2,267,690
Studio City International Holdings ADR †	271,628	1,059,350
		3,327,040
Energy — 0.06%
BIS Industries Holdings =, †, π	1,604,602	0
Foresight Energy =, †, π	185,515	435,498
Sabine Oil & Gas Holdings =, †	263	326
Westmoreland Coal =, †, π	573	429
		436,253
Financials — 0.18%
New Cotai =, †, π	3,072,567	1,390,348
		1,390,348
Total Common Stocks (cost $12,449,651)		5,153,641

Exchange-Traded Funds — 4.14%
Invesco Senior Loan ETF	424,157	8,877,606
iShares iBoxx High Yield Corporate Bond ETF	290,000	23,545,100
Total Exchange-Traded Funds (cost $33,375,159)		32,422,706

	Number of shares	Value (US $)

Short-Term Investments — 1.98%
Money Market Mutual Funds — 1.98%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	3,877,749	$ 3,877,749
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	3,877,749	3,877,749
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	3,877,750	3,877,750
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	3,877,750	3,877,750
Total Short-Term Investments (cost $15,510,998)		15,510,998

Total Value of Securities—99.91% (cost $778,233,486)		782,268,838
Receivables and Other Assets Net of Liabilities—0.09%		726,339
Net Assets Applicable to 271,499,316 Shares Outstanding—100.00%		$782,995,177
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $604,329,742, which represents 77.18% of the Series’ net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
>>	PIK. 100% of the income received was in the form of principal.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.

8    NQ- IV093 [0925] 1125 (4967888)

ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2025, the aggregate value of restricted securities was $8,506,846, which represented 1.09% of the Series’ net assets. See table to the right for additional details on restricted securities.
X	This loan will settle after September 30, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.

Restricted Securities
Investments	Date of Acquisition	Cost	Value
ASG Warrant	5/30/18	$72,000	$0
BIS Industries Holdings	12/22/17	151,021	0
Foresight Energy	6/30/20	3,638,770	435,498
New Cotai	7/10/25	1,656,876	1,390,348
New Cotai PIK	2/7/22	3,861,194	4,412,881
Studio City International Holdings	10/18/18	3,522,480	2,267,690
Westmoreland Coal	3/15/19	430	429
Total		$12,902,771	$8,506,846
Unfunded Loan Commitments
The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at September 30, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Clydesdale Acquisition Holdings TBD 4/1/32 X	$9,207	$9,202	$9,207	$(5)
Usalco TBD 9/30/31 X	175,604	175,495	175,605	(110)
Total	$184,811	$184,697	$184,812	$(115)
Summary of abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
ETF – Exchange-Traded Fund
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
NQ- IV093 [0925] 1125 (4967888)    9